Vanguard Wellington™ Dividend Growth Active ETF
Supplement Dated July 8, 2026, to the Prospectus and Summary Prospectus Dated January 28, 2026
Important Changes to Vanguard Wellington Dividend Growth Active ETF (the “Fund”)

Effective today, Peter C. Fisher is no longer a portfolio manager of the Fund, and Timothy J. Casaletto and G. Thomas Levering have been added as co-portfolio managers of the Fund.
The Fund’s investment objectives, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

All references to Mr. Fisher are hereby removed.
The following is added under the heading “Investment Advisor” in the Fund Summary section:
Timothy J. Casaletto, CFA, Managing Director and Portfolio Manager of Wellington Management. He has co-managed the Fund since July 2026.
G. Thomas Levering, Senior Managing Director, Global Industry Analyst, and Portfolio Manager of Wellington Management. He has co-managed the Fund since July 2026.
The following is added under the heading “Investment Advisor” in the More on the Fund section:
Timothy J. Casaletto, CFA, Managing Director and Portfolio Manager of Wellington Management. He has worked in investment management since 2011, has managed investment portfolios for Wellington Management since 2023, and has co-managed the Fund since July 2026. Education: B.S., University of Massachusetts Lowell.
G. Thomas Levering, Senior Managing Director, Global Industry Analyst, and Portfolio Manager of Wellington Management. He has managed investment portfolios for Wellington Management since 2001 and has co-managed the Fund since July 2026. Education: A.B., Harvard University; M.B.A., The Wharton School of the University of Pennsylvania.

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© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS V053B 072026

Vanguard Wellesley® Income Fund (the “Trust”)

Supplement Dated July 8, 2026, to the Statement of Additional Information Dated January 28, 2026

Important Changes to Vanguard Wellington™ Dividend Growth Active ETF (the “Fund”)

Effective today, Peter C. Fisher is no longer a portfolio manager of the Fund. All references to Mr. Fisher are hereby removed.

Additionally, Timothy J. Casaletto and G. Thomas Levering have been added as co-portfolio managers of the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

The Statement of Additional Information provides information about the portfolio managers of all funds within the Trust, including the Fund, as of January 28, 2026. The table and text below provide updated information as of April 30, 2026, relating only to Mr. Casaletto and Mr. Levering.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Tim Casaletto1	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Tom Levering1	Registered investment companies	20	$10.3B	3	$8.2B
	Other pooled investment vehicles	38	$5.5B	16	$4.5B
	Other accounts	67	$818M	8	$166M

1 Mr. Casaletto and Mr. Levering began co-managing the Fund in July 2026.

Ownership of Securities

As of April 30, 2026, Mr. Levering did not own any shares of the Fund.

As of April 30, 2026, Mr. Casaletto owned shares of the Fund within the $1-$10,000 range.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 027A 072026
Vanguard Marketing Corporation, Distributor.